Current assets and liabilities - Other current liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets and liabilities
Wage taxes	€ 5,692	€ 5,457
Social security liabilities	€ 5,645	€ 8,003